MINERAL RIGHTS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			84 Months Ended	90 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended		90 Months Ended			12 Months Ended			10 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Dec. 31, 2012	May 31, 2011	Jul. 31, 2010	May 31, 2011 Maricunga [Member]	Dec. 31, 2012 Maricunga [Member]	Dec. 31, 2011 Maricunga [Member]	Jun. 30, 2012 Maricunga [Member]	Jun. 30, 2011 Maricunga [Member]	Dec. 31, 2012 Maricunga [Member]	Jun. 02, 2011 Maricunga [Member]	May 20, 2011 Maricunga [Member]	Jun. 30, 2012 Noto [Member]	Jun. 30, 2010 Noto [Member]	Mar. 12, 2010 Noto [Member]	Mar. 30, 2011 Alfredo [Member]	Jun. 30, 2011 Alfredo [Member]	Jun. 30, 2010 Alfredo [Member]	Jun. 30, 2011 Peru [Member]	Jun. 30, 2010 Peru [Member]	Jun. 30, 2010 Nevada 2010 Impairment [Member]	Jan. 31, 2011 Puna Lithium 2010 Impairment [Member]	Nov. 24, 2010 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2011 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2010 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2012 Minera Li [Member]	Jun. 30, 2012 Non-Controlling Interest [Member]
Long-term deposit																$ 250,000
Percentage of voting interests acquired										60.00%		60.00%							60.00%			100.00%					100.00%					85.00%
Payments For Exchange Of Stock, Cash							200,000				100,000	6,370,000						6,000,000	6,370,000		300,000
Stock issued for acquisition of mineral rights						3,900,000	3,640,000					31,875,000				31,875,000								3,900,000
Percentage Of Royalty			7.00%
Stock issued for acquisition of mineral rights, shares												127,500,000				127,500,000								10,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs																120,000
Percentage of assets recorded based on purchase price															100.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													40.00%			40.00%	40.00%
Non-controlling interests	22,964,429		22,964,429		23,120,593	25,496,000		23,120,593	22,964,429							25,496,000
Net loss attributable to the noncontrolling interest	(11,716)	(1,270,207)	(156,164)	(1,270,207)	(2,375,407)			(2,375,407)	(2,531,571)				156,164	1,270,207			2,531,571
Agreed upon payments for preservation and exploration expenses					6,975,136																												4,185,083	2,790,053
Payments for preservation and exploration expenses					5,938,517								390,409	3,175,518	2,375,407
Future development expenditure for preservation and exploration expenses					200,000,000								200,000,000
Mineral rights impairment expense					300,000	4,120,000		9,138,785	9,138,785											300,000				4,070,000		50,000						742,178
Percentage of owned share capital																									100.00%
Price of stock issued in Business Acquisition																								$ 0.39
Acquisition of mineral rights						6,550,000		7,968,785	7,968,785
Amount required to be paid per option agreement																												100,000
Accrued expenses	627,144		627,144		994,827	433,028		994,827	627,144																							765,000
Amount Of Additional Consideration To Be Paid Under Option Agreement																								5,500,000
Stock Issued Under Settlement and Release Agreement, Value																														192,500
Gain (Loss) Related to Litigation Settlement																															422,500
Price per share of stock issued on February for Lacus settlement						0.385																								0.385
Stock issued for settlement with Puna Lithium						1,920,000
Common Stock Issued Under Settlement and Release Agreement, Value																															1,920,000
Common Stock Issued Under Settlement and Release Agreement, Shares																														500,000	6,000,000
Cash Payment Made Under Settlement and Release Agreement						150,000																							150,000
Stock Option Exercise Price Value																							$ 4,860,000
Lithium Metal Aggregate Exploitation Permitted, tons			100,000		100,000
Lithium Carbonate Aggregate Exploitation Permitted, tons			530,000		530,000